Accumulated Other Comprehensive Income - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income taxes	$ 0
Actuarial gain related to pension, tax effect	400,000	$ 600,000
Accounting Standards Update 2016-01 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income	$ 31,000,000